Significant accounting policies (Tables)	12 Months Ended
Nov. 30, 2020
Text Block [Abstract]
Summary of estimated useful lives, methods of depreciation and depreciation rates
The methods of depreciation and depreciation rates and periods are as follows.

Asset	Method	Rate/period

Computer equipment	Declining balance	50%
Laboratory equipment	Declining balance	20%
	and straight-line	5 years
Office furniture and equipment	Declining balance	20%
Leasehold improvements	Straight-line	Lower of lease term and economic life